Line of Credit (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC)	6 Months Ended
Jun. 30, 2018
Line of Credit

Note 9 – Lines of Credit

IMAC St. Louis, LLC has a $150,000 line of credit with a financial institution that matures on

November 15, 2018. The line bears interest at 4.25% per annum. The line is secured by substantially all of the Company’s assets and personally guaranteed by the members. The LOC had a $150,000, $0 and $140,000 balance at December 31, 2017, 2016, and at June 30, 2018 (unaudited).

IMAC Regeneration Center of Nashville, P.C. has a $150,000 line of credit with a financial institution that matures on October 15, 2018. The line bears interest at 6.50% per annum. The line is secured by substantially all of the Company’s assets and personally guaranteed by the members. The LOC had a $25,000, $0, and $150,000 balance at December 31, 2017, 2016 and June 30, 2018 (unaudited).

Integrated Medicine and Chiropractic Regeneration Center PSC has a $150,000 line of credit with a financial institution that matures on August 1, 2018. The line bears interest at 4.25% per annum. The line is secured by substantially all of the Company’s assets and personally guaranteed by the members. The LOC had a $100,000, $140,000 and $100,000 balance at December 31, 2017, 2016, and at June 30, 2018 (unaudited).

Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Line of Credit

Note 7 – Line of Credit

The Company has a $100,000 line of credit with a financial institution that matures on November 20, 2020. The line bears interest at 4.25% per annum. The line is secured by substantially all of the Company’s assets and personally guaranteed by the member. The LOC had a $83,138, $84,497 and $81,365 balance at December 31, 2017, 2016, and at June 30, 2018 (unaudited).